TAX MATTERS - INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit/(loss) before tax	$ (1,035)	$ 8,564	$ 72,933
Income tax applying the statutory tax rate	(310)	2,484
Permanent differences	12,635	13,655
Adjustments due to international tax rates	445	(11,526)
Tax credits	(1,112)	(791)
Tax Effect From Branches IncomeTax	875	1,385
Change in federal statutory rate in Spain (a)	0	0
Other	0	0
Total income tax expense	12,533	5,207
Current tax expense	(20,175)	(22,852)
Deferred tax	$ 7,642	$ 17,645